MFS Municipal Income Fund (Second Prospectus Summary) | MFS Municipal Income Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek total return with an emphasis on income exempt from federal income tax, but also considering capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Municipal Income Fund	A1		B1
Shareholder Fees, Column Name	A1		B1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%
[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Municipal Income Fund		A1	B1
Operating Expenses, Column Name		A1	B1
Management Fees		0.40%	0.40%
Distribution and/or Service (12b-1) Fees		none	1.00%
Other Expenses		0.16%	0.16%
Total Annual Fund Operating Expenses		0.56%	1.56%
Fee Reductions and/or Expense Reimbursements	[1]	(0.04%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.52%	1.28%
[1]	Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.37% of the fund's average daily net assets annually in excess of $1.3 billion up to $2 billion and 0.35% of the fund's average daily net assets annually in excess of $2.0 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2013. In addition, for one year from the date of sale of Class B1 shares, assets attributable to such Class B1 shares are subject to the Class B1 service fee of 0.25% of the fund's average daily net assets annually. On assets attributable to all other Class B1 shares, the fund's distributor, MFS Fund Distributors, Inc., has agreed in writing to waive the Class B1 service fee until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2013. In addition, Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Other Expenses" do not exceed 0.10% of the fund's average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2013.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Municipal Income Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A1	Class A1 Shares	526	642	769	1,139
B1	Class B1 Shares assuming redemption at end of period	530	765	1,023	1,562

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MFS Municipal Income Fund B1	Class B1 Shares assuming no redemption at end of period	130	465	823	1,562

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from federal income tax. Interest from the fund's investments may be subject to the federal alternative minimum tax.

MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in municipal instruments.

MFS primarily invests the fund's assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments
(lower quality debt instruments).

MFS may invest 25% or more of the fund's total assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, water, or sewers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.
Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Municipal instruments not supported as to the payment of principal and interest by a state or local government may be subject to greater credit risk than municipal instruments that are supported by a state or local government.

Lower quality debt instruments (commonly referred to as "high yield securities"
or "junk bonds") can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  MFS' investment analysis and its selection of investments may not produce the intended results and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Class A1 Bar Chart.

The total return for the six-month period ended June 30, 2012 was 6.06%. During the period(s) shown in the bar chart, the highest quarterly return was 8.59%
(for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (4.86)% (for the calendar quarter ended December 31, 2010).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Municipal Income Fund	Label	1 Year	5 Years	10 Years
A1	A1 Shares Returns Before Taxes	5.63%	3.99%	4.63%
B1	B1 Shares Returns Before Taxes	5.92%	3.85%	4.50%
After Taxes on Distributions A1	A1 Shares Returns After Taxes on Distributions	5.63%	3.97%	4.62%
After Taxes on Distributions and Sales A1	A1 Shares Returns After Taxes on Distributions and Sale of Fund Shares	5.40%	4.09%	4.66%
Barclays Municipal Bond Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays Municipal Bond Index	10.70%	5.22%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.